Nature Of Operations And Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2013 segment
Segment Reporting Information [Line Items]
Number of series	4
Number of series that have commenced trading	3
Provision for income taxes	$ 0
Total Index Series [Member]
Segment Reporting Information [Line Items]
Date of commencing trading business	May 08, 2007
Number of commodity product sectors	3
Commodity product sectors markets	37
Agricultural Sector Series [Member]
Segment Reporting Information [Line Items]
Date of commencing trading business	Feb. 07, 2008
Number of commodity product sectors	1
Commodity product sectors markets	21
Energy Sector Series [Member]
Segment Reporting Information [Line Items]
Date of commencing trading business	Jan. 01, 2010
Number of commodity product sectors	1
Commodity product sectors markets	6
Metals Sector Series [Member]
Segment Reporting Information [Line Items]
Number of commodity product sectors	1
Commodity product sectors markets	10